Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2012
Comprehensive Income [Abstract]
Schedule of components of other comprehensive income and related tax effects
The components of other comprehensive income (loss) and related tax effects for the three and six-month periods ended June 30, 2012 and 2011 are as follows: (dollars in thousands)

	For three-months		For six-months
	ended June 30		ended June 30
	2012	2011	2012	2011
Net unrealized gains on
securities available for sale	$225	$196	$1,832	$627
Less reclassification adjustment for gains
realized in income	(9)	0	(3,195)	0
Tax effect	(73)	(67)	464	(213)
Net of Tax Amount	$143	$129	$(899)	$414